Net Loss Per Common Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Share
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(64,584)	$(55,514)	$(217,074)	$(178,056)
Denominator
Weighted-average common shares used in computing basic and diluted net loss per share	8,310,373	6,354,980	7,811,727	6,133,791
Net loss per share, basic and diluted	$(7.77)	$(8.74)	$(27.79)	$(29.03)
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Years Ended December 31,
	2020	2019
Numerator
Net Loss	$(250,316)	$(178,249)
Net loss	$(250,316)	$(178,249)
Denominator
Weighted-average common shares outstanding	6,261,247	9,878,239
Weighted-average common shares used in computing basic and diluted net loss per share	6,261,247	9,878,239
Net loss per share, basic and diluted	$(39.98)	$(18.04)

Schedule of Antidilutive Securities
The following potential common shares outstanding were excluded from the computation of diluted net loss because including them would have been anti-dilutive (in thousands):

	As of September 30,
	2021	2020
Options to purchase common stock	17,826	9,616
Common stock subject to repurchase or forfeiture	1,745	4,593
Redeemable convertible preferred stock(1)	75,758	73,160
Exchangeable shares	22,001	22,422
Total common stock equivalents	117,330	109,791
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(1)Includes the warrants reclassified to equity as of December 31, 2019 and those issued in connection with the 2018 Security and Loan Agreement and related amendment as of September 30, 2021 and 2020.
The following potential common shares outstanding were excluded from the computation of diluted net loss per share because including them would have been anti-dilutive:

	Years Ended December 31,
	2020	2019
Options to purchase common stock	12,802,899	10,633,972
Common stock subject to repurchase or forfeiture	4,562,207	4,847,841
Redeemable convertible preferred stock(1)	75,664,679	56,753,734
Exchangeable shares	22,017,113	22,001,764
Total common stock equivalents	115,046,898	94,237,311
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(1)Includes the warrants reclassified to equity as of December 31, 2019 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of December 31, 2020 and 2019.